GENERAL INFORMATION (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 04, 2018	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Assets		$ 17,566,777	$ 18,797,972		$ 5,129
Liabilities		13,820,001	14,530,736		$ 377
Equity		3,746,776	4,267,236	$ 4,185,304		$ 2,937,548
NET INCOME (LOSS)		$ 213,247	200,714	110,670
Latam Travel Chile S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.		96.518.860-6
Assets		$ 10,165	6,771	5,468
Liabilities		3,210	2,197	2,727
Equity		6,955	4,574	2,741
NET INCOME (LOSS)		$ 2,385	1,833	2,650
Inmobiliaria Aeronautica S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No.		96.763.900-1
Assets				36,756
Liabilities				8,843
Equity				27,913
NET INCOME (LOSS)				3,443
Lan Pax Group S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.		96.969.680-0
Assets	[1]	$ 522,855	499,345	475,763
Liabilities	[1]	1,278,349	1,101,548	1,045,761
Equity	[1]	(762,139)	(596,406)	(561,472)
NET INCOME (LOSS)	[1]	$ (128,345)	(35,943)	(36,331)
Lan Peru S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Assets		$ 417,767	315,607	306,111
Liabilities		407,570	303,204	294,912
Equity		10,197	12,403	11,199
NET INCOME (LOSS)		3,372	1,205	(2,164)
Lan Chile Investments Limited and Subsidiary [Member]
Disclosure of subsidiaries [line items]
Assets	[1]
Liabilities	[1]
Equity	[1]
NET INCOME (LOSS)	[1]			23
Lan Cargo S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No.		93.383.000-4
Assets		$ 511,275	584,169	480,908
Liabilities		334,498	371,934	239,728
Equity		176,777	212,235	241,180
NET INCOME (LOSS)		$ (34,401)	(30,220)	(24,813)
Connecta Corporation [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Assets		$ 66,593	38,735	31,981
Liabilities		28,183	17,248	23,525
Equity		38,410	21,487	8,456
NET INCOME (LOSS)		$ 16,923	13,030	9,684
Prime Airport Services Inc. and Subsidary [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Assets	[1]	$ 15,817	12,671	7,385
Liabilities	[1]	17,654	15,722	11,294
Equity	[1]	(1,837)	(3,051)	(3,909)
NET INCOME (LOSS)	[1]	$ 1,225	857	588
Transporte Aereo S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No.		96.951.280-7
Assets		$ 330,777	324,498	340,940
Liabilities		128,428	104,357	124,805
Equity		202,349	220,141	216,135
NET INCOME (LOSS)		$ (17,847)	2,172	8,206
Aircraft International Leasing Limited [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Assets
Liabilities
Equity
NET INCOME (LOSS)				9
Fast Air Almacenes de Carga S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No.		96.631.520-2
Assets		$ 15,499	12,931	10,023
Liabilities		7,962	4,863	3,645
Equity		7,537	8,068	6,378
NET INCOME (LOSS)		$ 386	939	1,717
Laser Cargo S.R.L. [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Assets		$ 26	18	21
Liabilities		13	27	32
Equity		13	(9)	(11)
NET INCOME (LOSS)		$ (3)	2	(1)
Lan Cargo Overseas Limited and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Assets	[1]	$ 53,326	66,039	54,092
Liabilities	[1]	13,040	42,271	35,178
Equity	[1]	38,812	18,808	15,737
NET INCOME (LOSS)	[1]	$ 19,876	3,438	176
Lan Cargo Inversiones S.A. and Subsidary [Member]
Disclosure of subsidiaries [line items]
Tax No.		96.969.690-8
Assets	[1]	$ 181,522	144,884	80,644
Liabilities	[1]	192,059	156,005	95,747
Equity	[1]	(9,614)	(10,112)	(13,506)
NET INCOME (LOSS)	[1]	$ 497	3,389	(910)
Inversiones Lan S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.		96.575.810-0
Assets	[1]	$ 1,383	11,681	10,971
Liabilities	[1]	50	5,201	6,452
Equity	[1]	1,333	6,377	4,452
NET INCOME (LOSS)	[1]	$ (4,774)	1,561	2,549
Technical Trainning LATAM S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No.		96.847.880-K
Assets		$ 2,879	1,967	1,745
Liabilities		1,031	367	284
Equity		1,848	1,600	1,461
NET INCOME (LOSS)		$ 884	109	73
Latam Finance Limited [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Assets		$ 679,034	678,289
Liabilities		756,774	708,306
Equity		(77,740)	(30,017)
NET INCOME (LOSS)		$ (47,723)	(30,017)
Peuco Finance Limited [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Assets		$ 608,191	608,191
Liabilities		608,191	608,191
Equity
NET INCOME (LOSS)
Profesional Airline Services INC. [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Assets		$ 2,430	3,703
Liabilities		1,967	3,438
Equity		463	265
NET INCOME (LOSS)		$ 197	294
Jarletul S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Assets		$ 18
Liabilities		125
Equity		(107)
NET INCOME (LOSS)		$ (107)
TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.	[2]	Foreign
Assets	[1],[3]	$ 4,304,126	4,490,714	5,287,286
Liabilities	[1],[3]	3,013,831	3,555,423	4,710,308
Equity	[1]	1,221,459	856,829	495,562
NET INCOME (LOSS)	[1],[3]	$ (12,538)	$ 160,582	$ 2,107

[1]	The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling interest.
[2]	As of December 31, 2018, the indirect participation percentage over TAM S.A. and Subsidiaries comes from Holdco I S.A., a company over which LATAM Airlines Group S.A. it has a 99.9983% share on economic rights and 49% of political rights its percentage arise as a result of the provisional measure No. 714 of the Brazilian government implemented during 2016 that allows foreign capital to have up to 49% ownership. In this way, since April 2016, LATAM Airlines Group S.A. owns 901 shares with the right to vote of Holdco I S.A., which is equivalent to 49% of the total shares with voting rights of said company and TEP Chile S.A. owns 938 shares with the right to vote of Holdco I S.A., which is equivalent to 51% of the total shares with voting rights.
[3]	Corresponds to consolidated information of TAM S.A. and Subsidiaries